Average Annual Total Returns - FidelityGlobalHighIncomeFundFidelityHighIncomeFund-AMCIZComboPRO - FidelityGlobalHighIncomeFundFidelityHighIncomeFund-AMCIZComboPRO - Fidelity High Income Fund	Jun. 29, 2024
Fidelity Advisor High Income Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	6.21%
Past 5 years	2.41%
Since Inception	1.82%	[1]
Fidelity Advisor High Income Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	8.93%
Past 5 years	2.49%
Since Inception	1.89%	[2]
Fidelity Advisor High Income Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	10.99%
Past 5 years	3.55%
Since Inception	2.93%	[3]
Fidelity Advisor High Income Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	11.03%
Past 5 years	3.63%
Since Inception	3.01%	[4]
Fidelity Advisor High Income Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	6.22%
Past 5 years	2.42%
Since Inception	1.83%	[5]
Fidelity Advisor High Income Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	3.95%
Past 5 years	0.45%
Since Inception	(0.17%)	[5]
Fidelity Advisor High Income Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	3.61%
Past 5 years	1.01%
Since Inception	0.54%	[5]
ML040
Average Annual Return:
Past 1 year	13.47%
Past 5 years	5.19%
Since Inception	4.59%

[1]	B From December 4, 2018 .
[2]	C From December 4, 2018 .
[3]	D From December 4, 2018 .
[4]	E From December 4, 2018 .
[5]	A From December 4, 2018 .